Intangibles And Goodwill (Schedule Of Sensitivity Analysis Of Significant Estimates) (Details)	5 Months Ended
Feb. 01, 2019
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	6.50%
1% decrease in terminal growth rate	1.50%
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	7.50%
1% decrease in terminal growth rate	(3.00%)
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	9.30%
1% decrease in terminal growth rate	1.00%
Estimated Decline In Recoverable Amount [Member] | Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	16.40%
1% decrease in terminal growth rate	14.20%
Decrease in terminal operating income before restructuring costs and amortization multiple	4.80%
Estimated Decline In Recoverable Amount [Member] | Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	8.10%
1% decrease in terminal growth rate	9.70%
Decrease in terminal operating income before restructuring costs and amortization multiple	5.60%
Estimated Decline In Recoverable Amount [Member] | Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	15.20%
1% decrease in terminal growth rate	7.70%
Decrease in terminal operating income before restructuring costs and amortization multiple	8.00%